Long-term debt - Additional Information (Details) - USD ($)				3 Months Ended		6 Months Ended
	Jul. 19, 2024	Jun. 20, 2024	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 28, 2024	Mar. 27, 2024	Jan. 30, 2024	Jan. 29, 2024	Jan. 12, 2024	Jan. 08, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Short-term debt				$ 864,197,000		$ 864,197,000
Revolving and term credit facilities				4,589,200,000		4,589,200,000								$ 4,562,000,000
Repayment of third-party construction loan				1,250,081,000	$ 194,403,000	2,751,033,000	$ 398,179,000
Interest on long-term debt				99,851,000		99,851,000								$ 74,493,000
Shady Oaks II Wind Facility | Subsequent Event
Debt Instrument [Line Items]
Repayment of third-party construction loan	$ 163,735,000
Ownership interest acquired (percent)	50.00%
Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Line of credit increase (decrease), net											$ 25,000,000
Line of credit facility, maximum borrowing capacity											$ 100,000,000
Senior unsecured revolving credit facilities | Bermuda Working Capital Facility
Debt Instrument [Line Items]
Revolving and term credit facilities				$ 25,000,000		$ 25,000,000
Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 306,500,000
Debt prepaid		$ 306,500,000
Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Face value								$ 1,150,000,000
Interest rate								5.365%	1.18%
Senior unsecured notes (Green Equity Units) | Senior Notes Due on January 31,2029
Debt Instrument [Line Items]
Interest rate												5.577%
Senior unsecured notes (Green Equity Units) | Senior Notes Due on January 31, 2034
Debt Instrument [Line Items]
Interest rate												5.869%
Senior unsecured notes (Green Equity Units) | Due On 2029 Notes
Debt Instrument [Line Items]
Interest rate												99.996%
Senior unsecured notes (Green Equity Units) | Due On 2034 Notes
Debt Instrument [Line Items]
Interest rate												99.995%
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt prepaid			$ 70,000,000
Senior Unsecured Notes | Senior Notes Due on January 31,2029
Debt Instrument [Line Items]
Face value												$ 500,000,000
Senior Unsecured Notes | Senior Notes Due on January 31, 2034
Debt Instrument [Line Items]
Face value												$ 350,000,000
Senior secured utility bonds | Securitized Utility Tariff Bonds Due On January 2035
Debt Instrument [Line Items]
Face value										$ 180,500,000
Interest rate										4.943%
Senior secured utility bonds | Securitized Utility Tariff Bonds Due On January 2039
Debt Instrument [Line Items]
Face value										$ 125,000,000
Interest rate										5.091%